Intangible assets and goodwill - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 3,700	$ 3,427